DEPOSITS AND OTHER CUSTOMER ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Schedule of Deposits and Other Customer Accounts
Deposits and other customer accounts are summarized as follows at the dates indicated:

	December 31, 2025		December 31, 2024
(dollars in thousands)	Balance	Percent of total deposits	Balance	Percent of total deposits
Interest-bearing demand deposits	$11,815,661	15.0%	$11,850,043	15.2%
Non-interest-bearing demand deposits	13,789,313	17.5%	14,539,985	18.6%
Savings	11,288,787	14.3%	5,045,668	6.5%
Customer repurchase accounts	234,940	0.3%	299,216	0.4%
Money market	26,772,150	33.8%	25,197,858	32.2%
CDs	15,076,851	19.1%	21,181,835	27.1%
Total deposits (1)	$78,977,702	100.0%	$78,114,605	100.0%
(1) Includes foreign deposits, as defined by the FRB, of $5.6 billion and $4.9 billion at December 31, 2025 and December 31, 2024, respectively.

Schedule of Interest Expense on Deposits and Other Customer Accounts
Interest expense on deposits and other customer accounts is summarized as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Interest-bearing demand deposits	$153,031	$183,946	$148,044
Savings	214,198	15,492	9,143
Customer repurchase accounts	3,590	2,983	1,939
Money market	784,537	840,729	654,425
CDs	724,657	1,016,322	730,635
Total interest expense on deposits	$1,880,013	$2,059,472	$1,544,186

Schedule of Maturity of Certificates of Deposit Equal One Hundred Thousand Dollars or More
The following table sets forth the maturity of the Company's CDs of $100,000 or more at December 31, 2025 as scheduled to mature contractually:

(in thousands)
Three months or less	$6,400,962
Over three through six months	3,162,418
Over six through twelve months	1,233,421
Over twelve months	120,352
Total	$10,917,153

Schedule of Maturity of All Certificates of Deposit
The following table sets forth the maturity of all the Company's CDs at December 31, 2025 as scheduled to mature contractually:

(in thousands)
2026	$14,910,446
2027	153,397
2028	6,760
2029	1,198
2030	5,019
Thereafter	31
Total	$15,076,851